LAW OFFICES OF
                           DERENTHAL & DANNHAUSER LLP
                           ONE POST STREET, SUITE 575
                         SAN FRANCISCO, CALIFORNIA 94104
                                 (415) 981-4844
                            FACSIMILE: (415) 981-4840


                                February 25, 2005


BY EDGAR AND FACSIMILE

Ms. Pamela Carmody
Special Counsel
Office of Mergers and Acquisitions
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street. N.W.
Washington, D.C. 20549

        Re:      BellaVista Capital, Inc. (the "Company")
                 Preliminary Proxy Statement on Schedule 14A filed February 25, 2005
                 SEC File No. 0-30507

Dear Ms. Carmody:

         This letter is in response to comments on the above referenced filing that you relayed to me by telephone message today. We are concurrently forwarding to you a hard copy of this letter and amendment no. 3 to the Schedule 14A to facilitate your review.

         We have made the changes suggested in your message, and the amendment is marked to reflect these changes.

         As you are aware, the Company would like to file definitive materials and reproduce and mail them as soon as may be practicable.

         Please contact me with any further questions or comments you may have concerning this filing.

                                Very truly yours,



                                Paul J. Derenthal

cc:      Johanna Vega Losert, Esq.
         Mr. Michael Rider